Derivative financial instruments	12 Months Ended
Dec. 31, 2020
Disclosure Of Derivative Financial Instruments [Abstract]
Derivative financial instruments

15 Derivative financial instruments

The fair values of derivatives are determined based on market data (primarily yield curves, implied volatilities and exchange rates) to calculate the present value of all estimated flows associated with each derivative at the balance sheet date. In the absence of sufficient market data, fair values would be based on the quoted market price of similar derivatives. The classification of these derivative assets and liabilities under the IFRS 13 fair value hierarchy is given in note 22.

	2020		2019

	Assets £m	Liabilities £m	Assets £m	Liabilities £m

Fair value hedges

– interest rate swaps	20	-	177	62

– cross-currency swaps	255	-	191	–

Cash flow hedges

– interest rate swaps	-	-	–	187

– cross-currency swaps	189	-	114	84

– forward foreign currency contracts	62	100	57	50

Net investment hedges

– forward foreign currency contracts	211	43	178	19

Held-for-trading*

– interest rate swaps	45	53	3	6

– forward foreign currency contracts	15	123	45	60

Total	797	319	765	468

Current	430	278	313	181

Non-current	367	41	452	287

	797	319	765	468

Derivatives

– in respect of net debt**	518	172	527	384

– other	279	147	238	84

	797	319	765	468

*

Derivatives which do not meet the tests for hedge accounting under IFRS 9 or which are not designated as hedging instruments are referred to as ‘held-for-trading’. These derivatives principally consist of interest rate swaps and forward foreign currency contracts which have not been designated as hedges due to their value changes offsetting with other components of net finance costs relating to financial assets and financial liabilities. The Group does not use derivatives for speculative purposes. All derivatives are undertaken for risk management purposes.

**	Derivatives in respect of net debt are in a net asset position of £346 million as at 31 December 2020 (2019: net asset position of £143 million). The Group’s net debt is presented in note 19.

For cash flow hedges, the timing of expected cash flows is as follows: assets of £251 million (2019: £171 million) of which £98 million (2019: £51 million) is expected within one year and £143 million (2019: £114 million) beyond five years and liabilities of £100 million (2019: £321 million) of which £94 million (2019: £75 million) is expected within one year and £nil (2019: £163 million) beyond five years.

The Group’s cash flow hedges are principally in respect of sales or purchases of inventory and certain debt instruments. A certain number of forward foreign currency contracts were used to manage the currency profile of external borrowings and are reflected in the currency table in note 19. Interest rate swaps have been used to manage the interest rate profile of external borrowings and are reflected in the re-pricing table in note 19.

The tables below set out the maturities of the Group’s derivative financial instruments on an undiscounted contractual basis, based on spot rates.

The maturity dates of all gross-settled derivative financial instruments are as follows:

	2020				2019

	Assets		Liabilities		Assets		Liabilities

	Inflow £m	Outflow £m	Inflow £m	Outflow £m	Inflow £m	Outflow £m	Inflow £m	Outflow £m

Within one year

– forward foreign currency contracts	7,345	(6,567)	10,661	(10,185)	10,168	(9,367)	8,534	(8,069)

– cross-currency swaps	1,756	(1,655)	-	-	35	(38)	18	(62)

Between one and two years

– forward foreign currency contracts	522	(498)	285	(266)	548	(524)	278	(263)

– cross-currency swaps	33	(54)	-	-	811	(765)	969	(1,012)

Between two and three years

– cross-currency swaps	1,446	(1,261)	-	-	15	(23)	17	(36)

Between three and four years

– cross-currency swaps	19	(29)	-	-	725	(590)	683	(679)

Between four and five years

– cross-currency swaps	469	(451)	-	-	9	(15)	10	(15)

Beyond five years

– cross-currency swaps	767	(594)	-	-	762	(609)	460	(435)

	12,357	(11,109)	10,946	(10,451)	13,073	(11,931)	10,969	(10,571)

The maturity dates of net-settled derivative financial instruments, which primarily relate to interest rate swaps, are as follows:

		2020		2019

	Assets Inflow £m	Liabilities Outflow £m	Assets Inflow £m	Liabilities Outflow £m

Within one year	296	263	44	44

Between one and two years	26	21	25	39

Between two and three years	16	18	25	39

Between three and four years	-	-	10	21

Between four and five years	-	-	43	63

Beyond five years	-	-	182	263

	338	302	329	469

The items designated as hedging instruments are as follows:

		2020		2019

	Nominal amount	Changes in fair	Nominal amount	Changes in fair
	of hedging	value used for	of hedging	value used for
	instrument	calculating	instrument	calculating
		hedge ineffectiveness		hedge ineffectiveness
	£m	£m	£m	£m

Interest rate risk exposure:

Fair value hedges

– interest rate swaps	757	(5)	3,065	73

– cross-currency swaps	1,428	66	1,436	(72)

Cash flow hedges

– interest rate swaps	-	-	4,068	(103)

– cross-currency swaps	2,822	(155)	2,695	(61)

Foreign currency risk exposure:

Cash flow hedges

– forward foreign currency contracts	3,279	(36)	3,827	(3)

Net investment hedges (derivative related)

– forward foreign currency contracts	5,922	156	5,274	161

Net investment hedges (non-derivative related)

– debt (carrying value) in borrowings designated as net investment hedges of net assets	392	21	372	22